ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cepton Technologies, Inc. [Member]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Line Items]
Accrued Expenses and Other Current Liabilities

Note 6. Accrued Expenses and Other Current Liabilities

Accrued expenses consisted of the following as of June 30, 2021 and December 31, 2020 (in thousands):

	June 30, 2021	December 31, 2020
Accrued expenses and taxes	$2,367	$1,292
Accrued unvested option liability	152	151
Deferred revenue	2	44
Deferred rent	130	38
Warranty reserve	49	40
Total accrued expenses	$2,700	$1,565

Note 6. Accrued Expenses and Other Current Liabilities

Accrued expenses consisted of the following as of December 31, 2020 and 2019 (in thousands):

	December 31,
	2020	2019
Accrued expenses and taxes	$1,292	$1,192
Accrued unvested option liability	151	—
Deferred revenue	44	—
Deferred rent	38	62
Warranty reserve	40	31
Total accrued expenses	$1,565	$1,285